Intangible assets - Summary of goodwill by segment (Detail) - GBP (£) £ in Millions	Dec. 31, 2023	Dec. 31, 2022
Goodwill
Goodwill	£ 8,023	£ 8,388
Risk
Goodwill
Goodwill	3,950	4,167
Scientific, technical & medical
Goodwill
Goodwill	1,923	2,015
Legal
Goodwill
Goodwill	1,524	1,572
Exhibitions
Goodwill
Goodwill	£ 626	£ 634